Marketable debt securities	12 Months Ended
Dec. 31, 2024
Marketable Debt Securities [Abstract]
Marketable debt securities	Marketable debt securities
a) Breakdown
The detail, by classification and type, of Marketable debt securities is as follows:

EUR million
	2024	2023	2022
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	7,554	5,371	5,427
Financial liabilities at amortized cost	317,967	303,208	274,912
	325,521	308,579	280,339
Type
Bonds and debentures outstanding	252,765	231,880	211,597
Subordinated	35,461	30,529	25,717
Notes and other securities	37,295	46,170	43,025
	325,521	308,579	280,339
The distribution of the book value of debt securities issued by contractual maturity at 31 December 2024 is shown below:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	1,572	1,857	3,928	2,192	25,912	35,461
Senior unsecured debt	9,586	17,494	50,084	37,748	36,994	151,906
Senior secured debt	6,389	11,337	48,824	21,616	12,693	100,859
Promissory notes and other securities	18,866	18,429	—	—	—	37,295
Debt securities issued	36,413	49,117	102,836	61,556	75,599	325,521
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2024 is as follows:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	1,542	1,836	3,809	2,165	25,370	34,722
Senior unsecured debt	9,533	17,398	49,808	37,540	36,790	151,069
Senior secured debt	6,372	11,307	48,689	21,555	12,657	100,580
Promissory notes and other securities	18,868	18,432	—	—	—	37,300
Debt securities issued	36,315	48,973	102,306	61,260	74,817	323,671
b) Bonds and debentures outstanding
The detail, by currency of issue, of 'Bonds and debentures outstanding' is as follows:

	EUR million			2024
Currency of issue	2024	2023	2022	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	110,973	101,657	87,295	110,973	2.78%
US dollar	79,740	70,229	75,798	82,846	4.86%
Pound sterling	23,961	20,520	15,883	19,872	4.18%
Brazilian real	18,683	21,861	18,024	120,084	12.24%
Chilean peso	4,579	4,921	4,653	4,728,094	3.38%
Other currencies	14,829	12,692	9,944
Balance at end of year	252,765	231,880	211,597
The changes in 'Bonds and debentures outstanding' were as follows:

EUR million
	2024	2023	2022
Balance at beginning of year	231,880	211,597	194,362
Net inclusion of entities in the Group	(1,224)	(1,467)	—
Of which:
SPIRE SA Compartment 2023-374	(1,224)	—	—
Auto ABS UK Loans PLC	—	(841)	—
PSA Bank Deutschland GmbH	—	(626)	—
Issues	77,921	68,568	66,033
Of which:
Banco Santander, S.A.	20,559	19,706	19,243
Santander UK Group Holdings plc	9,884	6,002	10,178
Santander Consumer USA Holdings Inc.	8,949	7,309	13,315
Banco Santander (Brasil) S.A.	8,039	12,781	11,233
Santander Bank, National Association	4,133	1,346	1,222
Santander Holdings USA, Inc.	3,004	1,850	2,315
Santander International Products, Plc.	2,752	1,054	599
Santander Consumer Finance, S.A.	2,271	2,557	1,293
Stellantis Financial Services Italia S.p.A.	2,021	761	—
SC Germany S.A., Compartment Consumer 2024-1	1,500	—	—
Santander Consumo 6, F.T.	1,230	—	—
Santander Consumo 7, F.T.	1,218	—	—
Banco Santander - Chile	1,171	814	1,486
Banco Santander Totta, S.A.	1,129	1,734	113
Santander Bank Polska S.A.	1,002	1,102	—
Santander Consumer Bank S.p.A.	1,001	1,460	—
SC Germany S.A., Compartment Consumer 2024-2	1,000	—	—
Banque Stellantis France	897	1,145	60
Santander Consumer Bank AG	180	1,256	—
Redemptions and repurchases	(57,676)	(48,825)	(49,903)
Of which:
Banco Santander, S.A.	(15,888)	(7,889)	(9,297)
Santander Consumer USA Holdings Inc.	(10,806)	(14,466)	(15,252)
Santander Group UK	(7,764)	(6,185)	(5,267)
Banco Santander (Brasil) S.A.	(6,919)	(10,542)	(2,721)
Santander Consumer Finance, S.A.	(2,900)	(1,800)	(3,357)
Banco Santander - Chile	(1,486)	(575)	(1,452)
Santander Bank, National Association	(1,440)	(567)	(287)
Santander Holdings USA, Inc.	(1,387)	—	(3,153)
Banco Santander Totta, S.A.	(1,055)	(108)	(62)
Banque Stellantis France	(565)	(813)	(1,165)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(122)	(140)	(1,316)
Exchange differences and other movements	1,864	2,007	1,105
Balance at year-end	252,765	231,880	211,597
c) Notes and other securities
The notes of the Group (see Note 22.a) were issued basically by Santander Consumer Finance, S.A., Santander UK plc, Banco Santander (México), S.A. Institución de Banca Múltiple, Grupo Financiero Santander México, Banco Santander, S.A., Santander Consumer Bank AG, Banque Stellantis France, Banco Santander - Chile and Banco Santander S.A. - Uruguay.
d) Guarantees
Set forth below is information on the liabilities secured by assets:

EUR million
	2024	2023	2022
Asset-backed securities	49,723	37,717	40,138
Of which, mortgage-backed securities	4,377	3,019	1,549
Other mortgage securities	50,141	49,478	43,650
Of which: mortgage-backed bonds	22,631	24,619	22,049
Covered bonds (non mortgage and export financing)	995	764	352
	100,859	87,959	84,140
The main characteristics of the assets securing the aforementioned financial liabilities are as follows:
1.Asset-backed securities
a.Mortgage-backed securities- these securities are secured by mortgage assets (see Note 10.e) with average maturities of more than ten years that must: be a first mortgage for acquisition of principal or second residence, be current in payments, have a loan-to-value ratio below 80% and have a liability insurance policy in force covering at least the appraisal value. The value of the financial liabilities broken down in the foregoing table is lower than the balance of the assets securing them —securitised assets retained on the balance sheet— mainly because the Group repurchases a portion of the bonds issued, and in such cases they are not recognised on the liability side of the consolidated balance sheet.
b.Other asset - backed securities: includes asset-backed securities, notes issued by securitization funds collateralized mainly by mortgage loans that do not meet the above requirements and other loans (mainly personal loans with an average maturity of five years and loans to SMEs with average maturities of seven years) and private issues of Santander Consumer USA Holdings Inc. collateralized by vehicles assigned under operating leases.
2.Other mortgage securities include mainly:
a.Mortgage-backed bonds with average maturities of more than ten years that are secured by a portfolio of mortgage loans and credits (included in secured loans  —see note 10.b—) which must: not be classified as of procedural stage; have available appraisals performed by specialised entities; have a loan-to-value (LTV) ratio below 80% in the case of home loans and below 60% for loans for other assets and have sufficient liability insurance.
b.Other debt securities issued as part of the Group’s liquidity strategy in the UK, mainly covered bonds in the UK secured by mortgage loans and other assets.
Grupo Santander has a balance corresponding to mortgage bonds at 31 December 2024 of EUR 22,631 million (all of them issued in euros), which correspond to issues of Banco Santander, S.A. (with an outstanding face value of EUR 22,368 million).
The issuing entity may repay the mortgage bonds early, if this has been expressly established in the final conditions of the issue in question and in the conditions established there.
None of the mortgage bonds issued by Banco Santander have replacement assets involved.
During 2023, the Bank of Spain has published Circular 1/2023 of 4 February , which modifies Circular 4/2017, repealing the breakdown in the annual accounts and the information related to internal accounting development and management control.
Additionally, Banco Santander, S.A. issues internationalization certificates, which are securities whose capital and interest are guaranteed by loans and credits that are linked to the financing of export contracts or the internationalization of companies.
The fair value of the guarantees received by the Group (financial and non-financial assets) which the Group is authorised to sell or pledge even if the owner of the guarantee has not defaulted is scantly material taking into account the Consolidated financial statements as a whole.